16. GENERAL AND ADMINISTRATIVE EXPENSES: Schedule of General and Administrative Expenses (Tables)	24 Months Ended
Dec. 31, 2020
Tables/Schedules
Schedule of General and Administrative Expenses

	Year ended December 31,
	2020	2019	2018
	$	$	$
Bad debt	2,977	-	-
Bank service charges	5,910	5,916	3,969
Filing and registration fees	37,715	72,076	94,029
Foreign exchange	6,350	150	692
Insurance	38,283	33,557	18,147
Investor relations	1,265	1,990	9,974
Office maintenance	17,550	49,713	86,700
Payroll	-	-	68,417
Rent	5,268	15	50,336
Travel	5,259	35,420	45,426
	120,577	198,837	377,690